Accounts Receivable, Net (Tables)	12 Months Ended
Sep. 30, 2024
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net	Accounts receivable, net consist of the following:
	September 30, 2024	September 30, 2023
Accounts receivable	$5,993,769	$3,408,714
Less: allowance for credit losses	(81,734)	(125,448)
Accounts receivable, net	$5,912,035	$3,283,266

Schedule of Allowance for Credit Losses	Allowance for credit losses movement is as follows:
	September 30, 2024	September 30, 2023
Beginning balance	$125,448	$114,486
(Reductions) additions	(47,515)	119,021
Less: write-off (1)	-	(104,735)
Foreign currency translation adjustments	3,801	(3,324)
Ending balance	$81,734	$125,448
(1)	The Company wrote off the delinquent account balances against the allowance for credit losses after management has determined that the likelihood of collection is not probable.